SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (2,334,463)	$ (1,179,660)
Property, plant and equipment, net	5,094,545	3,731,403
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,717,355	2,631,286
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,576,389	2,140,575
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	63,002	64,791
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 72,262	$ 74,411